DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 20,300,000
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 100,000,000.0	$ 600,000,000.0
Minimum | Interest rate swap contract
Derivative [Line Items]
Derivative, term	3 years	3 years
Maximum | Interest rate swap contract
Derivative [Line Items]
Derivative, term	4 years	5 years
Revolving Credit Facility | Line of Credit | LIBOR
Derivative [Line Items]
Basis spread on variable rate	4.39%
Revolving Credit Facility | Line of Credit | Minimum
Derivative [Line Items]
Interest rate	0.50%
Revolving Credit Facility | Line of Credit | Maximum
Derivative [Line Items]
Interest rate	2.57%